PRINCIPAL ACCOUNTING POLICIES - Summary financial information of the VIEs (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Financial information of the group's VIEs
Cash and cash equivalents	¥ 48,439.0		¥ 41,592.0	¥ 17,000.0	$ 6,636
Short-term investments	28,475.0		17,748.0		3,900
Accounts receivable, net	12,459.0		11,410.0		1,707
Prepayments and other current assets	17,290.0		12,749.0		2,369
Total assets	242,581.0		219,137.0		33,233
Short-term debt and current portion of long-term debt	6.0
Accounts payable	16,578.0		16,459.0		2,271
Advance from customers	18,029.0		13,380.0		2,470
Other payables and accruals	9,661.0		7,982.0		1,324
Total liabilities	99,099.0		96,131.0		$ 13,576
Cost of revenues	9,990.0	$ 1,368	8,121.0	4,513.0
Net loss	17,227.0	2,360	10,002.0	1,367.0
Net cash (used in)/provided by operating activities	19,625.0	2,692	22,004.0	2,641.0
Net cash provided by/(used in) investing activities	(6,052.0)	(828)	5,919.0	1,136.0
Net cash used in financing activities	(6,710.0)	$ (921)	(2,547.0)	(6,717.0)
Variable interest entities
Financial information of the group's VIEs
Amount of registered capital and PRC statutory reserves of VIEs	1,500.0
Cash and cash equivalents	2,740.0		2,825.0
Restricted Cash	123.0		533.0
Short-term investments	2,390.0		197.0
Accounts receivable, net	1,114.0		1,363.0
Prepayments and other current assets	2,346.0		2,076.0
Investments (non-current)	1,903.0		2,998.0
Total assets	20,089.0		18,085.0
Less: Inter-company receivables (Note i)	(8,567.0)		(6,699.0)
Total assets excluding inter-company receivables	11,522.0		11,386.0
Short-term debt and current portion of long-term debt	3,535.0		3,245.0
Accounts payable	1,715.0		2,964.0
Advance from customers	3,895.0		1,637.0
Other payables and accruals	2,046.0		2,162.0
Total liabilities	19,362.0		16,571.0
Less: Inter-company payables	(7,325.0)		(5,934.0)
Total liabilities excluding inter-company payables	12,037.0		10,637.0
Net revenues	11,780.0		10,050.0	4,335.0
Cost of revenues	5,731.0		5,118.0	2,292.0
Net loss	362.0		(945.0)	(495.0)
Net income before the deduction of inter-company consulting fee charges	4,400.0		3,300.0	1,200.0
Net cash (used in)/provided by operating activities	1,434.0		1,092.0	(1,677.0)
Net cash provided by/(used in) investing activities	(1,027.0)		109.0	4,317.0
Net cash used in financing activities	(926.0)		(1,182.0)	(6,957.0)
Service fees paid by VIEs	¥ 4,000.0		¥ 4,300.0	¥ 1,700.0
Variable interest entities | Revenue | Revenue from Rights Concentration Risk
Financial information of the group's VIEs
Revenues as a percent of total	22.00%	22.00%	23.00%	22.00%